Income tax - Schedule of Deferred Tax Recognized in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 192,211	$ 298,360
(Deferred tax liabilities) attributable to other temporary differences	(7,868)	(1,811)
Net deferred tax assets / (liabilities)	184,343	296,549	$ 309,754
Taxable Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	181,421	287,874
(Deferred tax liabilities) attributable to other temporary differences	0	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,312	10,760
(Deferred tax liabilities) attributable to other temporary differences	$ (8,390)	$ (2,086)